Contract balances (Details) - Schedule of contract assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of contract assets [Abstract]
At the beginning of the year	¥ 7,824	¥ 14,208
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(7,384)	(13,527)
Contract assets recognized with the recognition of revenue during the year	5,754	7,143
At the end of the year	¥ 6,194	¥ 7,824